J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF

(the “Fund”)

(a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated April 19, 2023

to the current Summary Prospectus, Prospectus and Statement of Additional Information

Shares of the JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF are not currently available to the general public.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL

INFORMATION FOR FUTURE REFERENCE

SUP-BBUST05ETF-423